Foreign Activities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Estimated Financial Information by Geographic Areas [Table Text Block]

	Domestic	Foreign				Total
	Japan	United States of America	Europe	Asia/Oceania excluding Japan	Other areas(1)
	(in millions)
Fiscal year ended March 31, 2014:
Total revenue(2)	¥3,110,050	¥218,953	¥155,022	¥569,018	¥290,321	¥4,343,364
Total expense(3)	1,952,250	426,084	143,417	315,203	85,967	2,922,921
Income (loss) before income tax expense (benefit)	1,157,800	(207,131)	11,605	253,815	204,354	1,420,443
Net income (loss) attributable to Mitsubishi UFJ Financial Group	859,846	(131,566)	6,484	149,417	131,212	1,015,393
Total assets at end of fiscal year	158,809,701	40,625,000	22,352,446	22,312,805	9,561,125	253,661,077
Fiscal year ended March 31, 2015:
Total revenue(2)	¥3,016,375	¥715,461	¥521,440	¥1,087,444	¥399,003	¥5,739,723
Total expense(3)	2,013,032	515,290	166,892	673,066	108,787	3,477,067
Income before income tax expense	1,003,343	200,171	354,548	414,378	290,216	2,262,656
Net income attributable to Mitsubishi UFJ Financial Group	410,671	187,354	309,808	358,627	264,667	1,531,127
Total assets at end of fiscal year	169,280,635	46,327,668	27,718,111	26,193,776	11,366,136	280,886,326
Fiscal year ended March 31, 2016:
Total revenue(2)	¥2,995,693	¥800,726	¥326,381	¥981,076	¥309,552	¥5,413,428
Total expense(3)	2,501,616	741,930	205,459	661,920	139,833	4,250,758
Income before income tax expense	494,077	58,796	120,922	319,156	169,719	1,162,670
Net income attributable to Mitsubishi UFJ Financial Group	185,395	173,376	162,620	196,712	84,229	802,332
Total assets at end of fiscal year	176,990,196	52,721,548	26,194,772	25,019,609	11,644,171	292,570,296

Notes:

(1)	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.
(2)	Total revenue is comprised of Interest income and Non-interest income.
(3)	Total expense is comprised of Interest expense, Provision (credit) for credit losses and Non-interest expense.

Analysis of Certain Asset and Liability Accounts Related to Foreign Activities [Table Text Block]

	2015	2016
	(in millions)
Cash and due from banks	¥773,580	¥870,492
Interest-earning deposits in other banks	8,591,461	7,445,190

Total	¥9,365,041	¥8,315,682

Trading account assets	¥32,992,334	¥35,572,903

Investment securities	¥7,467,951	¥7,699,198

Loans—net of unearned income, unamortized premiums and deferred loan fees	¥48,404,292	¥50,359,697

Deposits	¥46,024,124	¥45,738,855

Funds borrowed:
Call money, funds purchased	¥315,156	¥335,003
Payables under repurchase agreements	9,228,209	9,986,251
Payables under securities lending transactions	47,852	183,664
Other short-term borrowings	4,830,626	5,218,502
Long-term debt	3,577,497	3,452,160

Total	¥17,999,340	¥19,175,580

Trading account liabilities	¥8,169,332	¥7,870,518